1.  Name and address of issuer

	Morgan Stanley
International Value Equity Fund

2.  The name of each series or
class of securities for which
this Form is filed
	x

3a.  Investment Company Act File
Number:

	811-10273

3b.  Securities Act File Number:

	333-53546

4a.  Last day of fiscal year for
which this Form is filed:

	August 31, 2012

4b.  []  Check box if this Form is
being filed late (i.e., more than
90 calendar days after the end of
the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the
registration fee due.

4c.  []  Check box if this is the
last time the issuer will be filing
this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
securities sold during the fiscal
year pursuant to section 24(f):
8,202,645

	(ii)  Aggregate price of
securities redeemed or repurchased
during the fiscal year:	43,404,119

	(iii)  Aggregate price of
securities redeemed or repurchased
during any prior fiscal year ending
no earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:	411,381,298

	(iv)  Total available
redemption credits [add items
5(ii) and 5(iii)]:	(454,785,417)

	(v)  Net sales -- if item
5(i) is greater than item 5(iv)
[subtract item 5(iv) from item
5(i)]:	0.00

	(vi)  Redemption credits
available for use in future years -
if item 5(i) is less than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
(446,582,772)

	(vii)  Multiplier for
determining registration fee
(See Instruction C.9):
..00013640

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
was determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the amount of securities (number of
shares or shares or other units)
deducted here:	.  If there is a number
of shares or other units that were
registered pursuant to rule 24e-2
remaining unsold at the end of the
fiscal year for which this form is
filed that are available for use by
the issuer in future fiscal years,
then state that number here:	.

	If the response to Item 5(i)
was determined by deducting an amount
of securities that were registered under
the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities (number of shares
or shares or other units) deducted
here:	.  If there is a number of
shares or other units that were
registered pursuant to rule 24e-2
remaining unsold at the end of the
fiscal year for which this form is
filed that are available for use by
the issuer in future fiscal years,
then state that number here:	.

	0.00

8.  Total of the amount of registration
fee due plus any interest due [line
5(viii) plus line 7]:

	0.00

9.  Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed
below by the following persons on
behalf of the issuer and in the
capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "November 29, 2012"
*Please print the name and title
of the signing officer below the